Real Estate Loans Receivable (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
Summary of real estate loans receivable
Real estate loans receivable	$ 895,665		$ 292,507
Advances on real estate loans receivable:
Investments in new loans	621,390		18,541	51,386
Draws on existing loans	43,704		32,936	47,349
Sub-total	665,094		51,477	98,735
Less: Seller financing on loans receivable				(1,470)
Net cash advances on real estate loans	665,094		51,477	97,265
Receipts on real estate loans receivable:
Loan payoffs	12,555		165,648	11,852
Principal payments on loans	22,465		23,163	31,643
Total receipts on real estate loans	35,020		188,811	43,495
Net advances (receipts) on real estate loans	630,074		(137,334)	53,770
Mortgage Receivable [Member]
Summary of real estate loans receivable
Real estate loans receivable	87,955		63,934
Other Real Estate Loans Receivables [Member]
Summary of real estate loans receivable
Real estate loans receivable	807,710		228,573
Medical Facilities [Member]
Advances on real estate loans receivable:
Investments in new loans	38,336		0	41,644
Draws on existing loans	1,950		3,184	1,236
Sub-total	40,286		3,184	42,880
Less: Seller financing on loans receivable				(1,470)
Net cash advances on real estate loans	40,286		3,184	41,410
Receipts on real estate loans receivable:
Loan payoffs	2,168		2,943	6,233
Principal payments on loans	2,679		5,307	7,440
Total receipts on real estate loans	4,847		8,250	13,673
Net advances (receipts) on real estate loans	35,439		(5,066)	27,737
Senior Housing Facilities Triple Net [Member]
Advances on real estate loans receivable:
Investments in new loans	2,220		18,541	9,742
Draws on existing loans	41,754		29,752	46,113
Sub-total	43,974		48,293	55,855
Net cash advances on real estate loans	43,974		48,293	55,855
Receipts on real estate loans receivable:
Loan payoffs	10,387		162,705	5,619
Principal payments on loans	19,786		17,856	24,203
Total receipts on real estate loans	30,173		180,561	29,822
Net advances (receipts) on real estate loans	13,801		(132,268)	26,033
Seniors Housing Operating [Member]
Advances on real estate loans receivable:
Investments in new loans	580,834	[1]
Draws on existing loans	0	[1]
Sub-total	580,834	[1]
Net cash advances on real estate loans	580,834	[1]
Receipts on real estate loans receivable:
Loan payoffs	0	[1]
Principal payments on loans	0	[1]
Total receipts on real estate loans	0	[1]
Net advances (receipts) on real estate loans	$ 580,834	[1]

[1]	(1) Represents loan to Sunrise Senior Living, Inc. that was acquired upon merger consummation on January 9, 2013 as discussed in Note 21.